Payables and Other Liabilities - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants or rights outstanding (in shares)	14,375,000	14,375,000
Maturity date of warrants and rights outstanding	Apr. 01, 2026
Term of warrants and rights outstanding (in years)	5 years
Redemption price (in dollars per share)	$ 0.01
Minimum notice period to be given to warrant holders prior to redemption	30 days
Number of warrants or rights	1
Exercise price of warrant (in dollars per share)	$ 11.50
Warrants and rights outstanding (in shares)	$ 1.1	$ 5.5
Public Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Share price (in dollars per share)	$ 18.00
Prior To Business Combinations
Class of Warrant or Right [Line Items]
Stock issued during period, new issues (in shares)	28,750,000
Prior To Business Combinations | Ordinary Share
Class of Warrant or Right [Line Items]
Stock issued during period, new issues (in shares)	1
Prior To Business Combinations | Redeemable Warrant
Class of Warrant or Right [Line Items]
Stock issued during period, new issues (in shares)	0.5